FAIR VALUE MEASUREMENTS (Changes in Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Balance at the beginning of year	$ 407	$ 3,926	$ 4,549
Conversion to warrants to purchase ordinary share immediately prior to the IPO	(233)
Change in fair value	$ (174)	$ (3,519)	$ (623)
Balance at the end of year		$ 407	$ 3,926